Income taxes - Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Current
Related to current year	$ 2,880	$ 1,214
Related to prior years	(411)	(111)
Current tax expense (income) and adjustments for current tax of prior periods	2,469	1,103
Deferred
Related to current year	(6,338)	(27,831)
Related to prior years	(350)	(193)
Deferred tax expense (income)	(6,688)	(28,024)
Total income tax recovery	$ (4,219)	$ (26,921)